INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings (Details) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Current
Corporate bonds	$ 45,010,123	$ 35,547,510
Borrowings	142,608,708	107,639,659
Non-current
Corporate bonds	5,071,823	50,007,680
Borrowings	20,475,005	60,670,946
Bank borrowings
Current
Borrowings	90,932,210	61,303,952
Non-current
Borrowings	13,840,284	10,663,266
Trust debt securities
Current
Borrowings	2,953,319	7,296,506
Non-current
Borrowings	1,562,898
Net loans payables - Parents companies and related parties
Current
Borrowings	$ 3,713,056	$ 3,491,691